THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
Lincoln Life Variable Annuity Account N

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
Lincoln New York Account N for Variable Annuities

ChoicePlus AssuranceSM B Share
ChoicePlus AssuranceSM C Share
ChoicePlus AssuranceSM L Share

As of October 30, 2015, the following contracts are not available for new sales:

•	ChoicePlus AssuranceSM B Share
•	ChoicePlus AssuranceSM C Share
•	ChoicePlus AssuranceSM L Share

This supplement is for informational purposes and is not applicable to existing contract owners.